Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2012 to the Prospectus

dated March 1, 2011, as supplemented and amended to date

The Portfolios invest in a combination of funds that serves as underlying funds for the Portfolios. The Board of Directors of SunAmerica Series, Inc. approved changes to the principal investment strategies of each Portfolio to permit the Portfolio to invest in the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of SunAmerica Specialty Series. Accordingly, effective January 24, 2012, the Prospectus is hereby amended as set out below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSFOR FUTURE REFERENCE.

SUP5_AAPRO_2-11

The following changes are made to the “Principal Investment Strategies and Techniques of the Portfolio” subsection of the relevant “Portfolio Highlights” section with respect to each Portfolio:
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The disclosure regarding each Portfolio’s principal investment technique is updated to reflect the ability of the Portfolio to allocate a portion of its assets to the Funds as part of its principal investment technique.